Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 27, 2019 EUR (€)	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Sep. 26, 2018 USD ($)	Jun. 27, 2018 EUR (€)	Jul. 25, 2017 EUR (€)
Debt Instrument [Line Items]
Principal						$ 8,074,490
Debt issuance cost, net	$ (57,673)					(79,067)
Premium	392					650
Swap	(492)					(18,806)
Total						7,977,267
Short-term borrowings	3,193					34,822
Total Debt	8,123,290					8,109,312
Total Debt	8,065,517					8,012,089
Senior Notes
Debt Instrument [Line Items]
Principal	6,331,407					5,928,832
Debt issuance cost, net	(48,472)					(52,185)
Premium	318					650
Swap	(473)					(18,806)
Total	$ 6,282,780					5,858,491
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt Instrument [Line Items]
Principal						501,058
Debt issuance cost, net						(1,891)
Premium						0
Swap						0
Total						$ 499,167
Stated interest rate on debt (as a percent)					4.125%	4.125%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Debt Instrument [Line Items]
Principal		€ 387,900				$ 444,146
Debt issuance cost, net						(5,894)
Premium						0
Swap						0
Total						$ 438,252
Stated interest rate on debt (as a percent)	4.75%	4.75%				4.75%
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Principal	$ 27,311					$ 27,311
Debt issuance cost, net						0
Premium						234
Swap						(26)
Total						$ 27,519
Stated interest rate on debt (as a percent)	5.50%	5.50%				5.50%	5.50%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due February 2022
Debt Instrument [Line Items]
Principal	$ 1,500,000					$ 1,500,000
Debt issuance cost, net	(8,199)					(11,611)
Premium	0					0
Swap	(473)					(18,780)
Total	$ 1,491,328					$ 1,469,609
Stated interest rate on debt (as a percent)	6.25%	6.25%				6.25%
Senior Notes | 4.750% Senior Secured Euro Notes due February 2023
Debt Instrument [Line Items]
Principal	$ 954,890	€ 850,000				$ 973,250
Debt issuance cost, net	(6,508)					(8,520)
Premium	0					0
Swap	0					0
Total	$ 948,382					$ 964,730
Stated interest rate on debt (as a percent)	4.75%	4.75%				4.75%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal	$ 60,567					$ 60,567
Debt issuance cost, net	0					0
Premium	318					416
Swap	0					0
Total	$ 60,885					$ 60,983
Stated interest rate on debt (as a percent)	5.35%	5.35%				5.35%
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt Instrument [Line Items]
Principal	$ 561,700	€ 500,000				$ 572,500		€ 500,000
Debt issuance cost, net	(4,369)					(5,321)
Premium	0					0
Swap	0					0
Total	$ 557,331					$ 567,179
Stated interest rate on debt (as a percent)	3.50%	3.50%				3.50%		3.50%
Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 1,100,000					$ 1,100,000
Debt issuance cost, net	(10,041)					(11,615)
Premium	0					0
Swap	0					0
Total	$ 1,089,959					$ 1,088,385
Stated interest rate on debt (as a percent)	6.50%	6.50%				6.50%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 842,550	€ 750,000			€ 750,000
Debt issuance cost, net	(7,445)
Premium	0
Swap	0
Total	$ 835,105
Stated interest rate on debt (as a percent)	3.50%	3.50%			3.50%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000					$ 750,000	$ 750,000
Debt issuance cost, net	(6,613)					(7,333)
Premium	0					0
Swap	0					0
Total	$ 743,387					$ 742,667
Stated interest rate on debt (as a percent)	6.25%	6.25%				6.25%	6.25%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 561,700	€ 500,000		€ 500,000
Debt issuance cost, net	(5,297)
Premium	0
Swap	0
Total	$ 556,403
Stated interest rate on debt (as a percent)	2.375%	2.375%		2.375%
Term loan | Term Loan Facility due 2023
Debt Instrument [Line Items]
Principal	$ 1,325,612		€ 1,200,000			$ 1,717,500			€ 1,500,000
Debt issuance cost, net	(8,223)					(12,105)
Premium	0					0
Swap	0					0
Total	1,317,389					1,705,395
Term loan | Euro Revolving Credit Facilities due July 2024
Debt Instrument [Line Items]
Principal						313,158
Debt issuance cost, net						(6,163)
Premium						0
Swap						0
Total						306,995
Revolving Credit Facility
Debt Instrument [Line Items]
Principal	7,657,019
Debt issuance cost, net	(56,695)
Premium	318
Swap	(473)
Total	7,600,169
Revolving Credit Facility | Euro Revolving Credit Facilities due July 2024
Debt Instrument [Line Items]
Principal	0
Debt issuance cost, net	0
Premium	0
Swap	0
Total	0
Revolving Credit Facility | U.S. Dollar Revolving Credit Facilities due July 2024
Debt Instrument [Line Items]
Principal	0					115,000
Debt issuance cost, net	0					(8,614)
Premium	0					0
Swap	0					0
Total	0					$ 106,386
Secured Debt
Debt Instrument [Line Items]
Principal	463,078
Debt issuance cost, net	(978)
Premium	74
Swap	(19)
Total	462,155
Secured Debt | 4.750% Senior Secured Notes due March 2020
Debt Instrument [Line Items]
Principal	435,767
Debt issuance cost, net	(978)
Premium	0
Swap	0
Total	434,789
Secured Debt | 5.500% Senior Secured Notes due June 2020
Debt Instrument [Line Items]
Principal	27,311
Debt issuance cost, net	0
Premium	74
Swap	(19)
Total	27,366
Other non-current assets
Debt Instrument [Line Items]
Debt issuance cost, net	$ (20,500)